The Brown Capital Management Mid-Cap Fund | Institutional Shares
The Brown capital management mid-cap fund
Investment Objective
The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Mid-Cap Fund Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Mid-Cap Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b 1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.51%
Fee Waivers and/or Expense Reimbursements	[2]	(0.60%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	0.91%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Mid-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	93	418	767	1,750
Investor Shares	118	496	898	2,024

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap�� Growth Index.  On June 29, 2012, the market value of companies in the Russell Midcap�� Growth Index ranged from approximately $1.99 billion to approximately $55.65 billion. The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market’s earnings growth rate.  This determination is generated from fundamental analysis and the Advisor’s assessment of the company’s growth prospects over the next three to five years.  Second, the company’s stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings (“P/E”) multiple to Advisor-forecasted earnings per share (“EPS”) targets.

The foundation of the Advisor’s investment process is fundamental analysis that principally includes:

  financial statement analysis;
  management interviews;
  industry analysis; and
  competitor analysis.

This analysis represents approximately 80% of the Advisor’s investment approach.  Companies are identified through Advisor-developed quantitative screens including:

  historical EPS growth;
  return on equity; and
  debt-to-total capital.

Companies may also be identified through a number of other means including:

  external research sources;
  investment conferences;
  in-office management visits; and
  industry trends.

Critical to the Advisor’s assessment of a company’s future growth prospects is an understanding of what internal and external factors drove the company’s historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

The Advisor typically sells securities from the Mid-Cap Fund’s portfolio when the Advisor determines that a company’s future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Principal Risks of Investing in the Fund

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.  Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Mid-Cap Fund’s portfolio consists of common stocks, it is expected that the Mid-Cap Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Mid-Cap Fund’s portfolio securities for the long-term, the Mid-Cap Fund may sell portfolio securities without regard to the length of time they have been held.  The Mid-Cap Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Mid-Cap Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance from year to year and by showing how the Mid-Cap Fund’s average annual total returns compare to that of two broad-based securities market indexes.  The bar chart and table show the Mid-Cap Fund’s annual returns for Investor  Shares of the Fund.  Investor Shares are not offered by this Prospectus.  Institutional Shares, offered by this Prospectus, do not yet have a full calendar year of performance.  The returns for Institutional Shares will differ from the Investor Shares results in the bar chart and table because the expenses of the classes differ.  The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated information on the Mid-Cap Fund’s results can be obtained by visiting:  http://browncapital.com/mid-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period

Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	3.34%	Quarter ended June 30, 2012

Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns The Brown Capital Management Mid-Cap Fund	1 Year	5 Years	Since Inception
Institutional Shares	(1.81%)	8.06%	10.47%
Institutional Shares After taxes on distributions	(1.83%)	7.49%	9.71%
Institutional Shares After taxes on distributions and sale of shares	(1.15%)	6.69%	8.97%
Institutional Shares S&P MidCap 400�� Index	(1.73%)	3.32%	10.14%
Institutional Shares Russell Midcap�� Growth Index	(1.65%)	2.44%	10.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional Shares of the Mid-Cap Fund commenced operations on December 15, 2011.

The Brown Capital Management Mid-Cap Fund | Investor Shares
The Brown capital management mid-cap fund
Investment Objective
The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Mid-Cap Fund Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Mid-Cap Fund Investor Shares
Management Fees		0.75%
Distribution and/or Service (12b 1) Fees		0.25%
Other Expenses		0.75%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.76%
Fee Waivers and/or Expense Reimbursements	[2]	(0.60%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	1.16%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Mid-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	93	418	767	1,750
Investor Shares	118	496	898	2,024

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap�� Growth Index.  On June 29, 2012, the market value of companies in the Russell Midcap�� Growth Index ranged from approximately $1.99 billion to approximately $55.65 billion.  The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market’s earnings growth rate.  This determination is generated from fundamental analysis and the Advisor’s assessment of the company’s growth prospects over the next three to five years.  Second, the company’s stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings (“P/E”) multiple to Advisor-forecasted earnings per share (“EPS”) targets.

The foundation of the Advisor’s investment process is fundamental analysis that principally includes:

  financial statement analysis;
  management interviews;
  industry analysis; and
  competitor analysis.

This analysis represents approximately 80% of the Advisor’s investment approach.  Companies are identified through Advisor-developed quantitative screens including:

  historical EPS growth;
  return on equity; and
  debt-to-total capital.

Companies may also be identified through a number of other means including:

  external research sources;
  investment conferences;
  in-office management visits; and
  industry trends.

Critical to the Advisor’s assessment of a company’s future growth prospects is an understanding of what internal and external factors drove the company’s historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

The Advisor typically sells securities from the Mid-Cap Fund’s portfolio when the Advisor determines that a company’s future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Principal Risks of Investing in the Fund

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.  Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Mid-Cap Fund’s portfolio consists of common stocks, it is expected that the Mid-Cap Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Mid-Cap Fund’s portfolio securities for the long-term, the Mid-Cap Fund may sell portfolio securities without regard to the length of time they have been held.  The Mid-Cap Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Mid-Cap Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance from year to year and by showing how the Mid-Cap Fund’s average annual total returns compare to that of two broad-based securities market indexes.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated information on the Mid-Cap Fund’s results can be obtained by visiting:  http://browncapital.com/mid-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period

Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	3.34%	Quarter ended June 30, 2012

Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns The Brown Capital Management Mid-Cap Fund	1 Year	5 Years	Since Inception
Investor Shares	(1.81%)	8.06%	10.47%
Investor Shares After taxes on distributions	(1.83%)	7.49%	9.71%
Investor Shares After taxes on distributions and sale of shares	(1.15%)	6.69%	8.97%
Investor Shares S&P MidCap 400�� Index	(1.73%)	3.32%	10.14%
Investor Shares Russell Midcap�� Growth Index	(1.65%)	2.44%	10.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Brown Capital Management Small Company Fund | Institutional Shares
The Brown capital management small company fund
Investment Objective
The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Small Company Fund Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Small Company Fund Institutional Shares
Management Fees		1.00%
Distribution and/or Service (12b 1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.15%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Small Company Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	117	365	633	1,398
Investor Shares	137	428	739	1,624

Portfolio Turnover

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance.  During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”).  The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

While the Small Company Fund is managed in a benchmark agnostic manner, the Small Company Fund is commonly compared to the Russell 2000 Growth and Russell 2000 Indices.   Both of these benchmarks are widely-recognized unmanaged indices of small capitalization common stocks.

The Advisor believes that:

·         a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and

·         an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

·         contains elements of traditional dividend discount and earnings yield models;

·         establishes relative valuation for equity markets; and

·         determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

·         sustainable revenue growth;

·         adequate resources to establish and defend a viable product or service market, and market share;

·         sufficient profitability to support long term growth; and

·         management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Principal Risks of Investing in the Fund

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Small Company Fund’s portfolio securities for the long-term, the Small Company Fund may sell portfolio securities without regard to the length of time they have been held.  The Small Company Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Small Company Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes.  The bar chart and table show the Small Company Fund’s annual returns for Investor Shares of the Fund.  Investor Shares are not offered by this Prospectus.  Institutional Shares, offered by this Prospectus, do not yet have a full calendar year of performance.  The returns for Institutional Shares will differ from Investor Shares results in the bar chart and table because the expenses of the classes differ.  The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.  Updated information on the Small Company Fund’s results can be obtained by visiting http://browncapital.com/small-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period

Highest return for a quarter	21.93%	Quarter ended June 30, 2003
Lowest return for a quarter	-26.95%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	9.55%	Quarter ended June 30, 2012

Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns The Brown Capital Management Small Company Fund	1 Year	5 Years	10 Years
Institutional Shares	0.11%	8.62%	4.50%
Institutional Shares After taxes on distributions	0.11%	8.24%	4.16%
Institutional Shares After taxes on distributions and sale of shares	0.07%	7.41%	3.85%
Institutional Shares Russell 2000�� Index	4.18%	0.15%	5.62%
Institutional Shares Russell 2000�� Growth Index	2.91%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional Shares of the Small Company Fund commenced operations on December 15, 2011.

The Brown Capital Management Small Company Fund | Investor Shares
The Brown capital management small company fund
Investment Objective
The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management Small Company Fund Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management Small Company Fund Investor Shares
Management Fees		1.00%
Distribution and/or Service (12b 1) Fees		0.20%
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.35%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Brown Capital Management Small Company Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	117	365	633	1,398
Investor Shares	137	428	739	1,624

Portfolio Turnover

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance.  During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”).  The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

While the Small Company Fund is managed in a benchmark agnostic manner, the Small Company Fund is commonly compared to the Russell 2000 Growth and Russell 2000 Indices.   Both of these benchmarks are widely-recognized unmanaged indices of small capitalization common stocks.

The Advisor believes that:

·         a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and

·         an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

·         contains elements of traditional dividend discount and earnings yield models;

·         establishes relative valuation for equity markets; and

·         determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

·         sustainable revenue growth;

·         adequate resources to establish and defend a viable product or service market, and market share;

·         sufficient profitability to support long term growth; and

·         management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Principal Risks of Investing in the Fund

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Small Company Fund’s portfolio securities for the long-term, the Small Company Fund may sell portfolio securities without regard to the length of time they have been held.  The Small Company Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Small Company Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.  Updated information on the Small Company Fund’s results can be obtained by visiting http://browncapital.com/small-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period

Highest return for a quarter	21.93%	Quarter ended June 30, 2003
Lowest return for a quarter	-26.95%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	9.55%	Quarter ended June 30, 2012

Average Annual Total Returns Periods Ended December 31, 2011
Average Annual Total Returns The Brown Capital Management Small Company Fund	1 Year	5 Years	10 Years
Investor Shares	0.11%	8.62%	4.50%
Investor Shares After taxes on distributions	0.11%	8.24%	4.16%
Investor Shares After taxes on distributions and sale of shares	0.07%	7.41%	3.85%
Investor Shares Russell 2000�� Index	(4.18%)	0.15%	5.62%
Investor Shares Russell 2000�� Growth Index	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

The Brown Capital Management International Equity Fund | Investor Shares
The Brown capital management international equity fund
Investment Objective
The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Brown Capital Management International Equity Fund Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		The Brown Capital Management International Equity Fund Investor Shares
Management Fees		1.00%
Distribution and/or Service (12b 1) Fees		0.25%
Other Expenses		1.93%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	3.20%
Fee Waivers and/or Expense Reimbursements	[2]	(1.18%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[2]	2.02%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.75% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the International Equity Fund being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

Example

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Brown Capital Management International Equity Fund Investor Shares	205	876	1,571	3,422

Portfolio Turnover

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance.  During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The International Equity Fund invests at least 80% of its assets in the equity securities of non-U.S. based companies, those companies domiciled outside the U.S.  The International Equity Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to purchase equity securities of those companies that the Advisor feels are undervalued relative to their long-term potential in the securities markets.  The Advisor utilizes an analysis that seeks to identify those companies trading at a discount to their long-term earnings potential and/or present value of assets held by the company which may be realized.

The Advisor looks at the fundamental characteristics of each company individually, using analysis that includes:

·         relative valuation within an industry sector, and between countries or economic markets;

·         fundamental analysis of the company;

·         long term forecasting of earnings and asset values;

·         fundamental analysis of the country in which the company operates, taking into consideration the macroeconomic, regulatory and political trends within that country;

·         use of investment industry research; and

·         use of direct local contacts in various countries, discussions with company personnel, and company visits.

In constructing and managing the International Equity Fund, the following additional restrictions are used:

·         no individual country will represent more than 25% at cost of the International Equity Fund’s total assets;

·         no more than 15% at cost of the International Equity Fund’s total assets will be invested in emerging market securities;

·         no individual industry will represent more than 20% at cost of the International Equity Fund’s total assets; and

·         no individual security will represent more than 5% at cost of the International Equity Fund’s total assets.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Principal Risks of Investing in the Fund

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the International Equity Fund will be successful in meeting its investment objective.  Generally, the International Equity Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the International Equity Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the International Equity Fund’s portfolio consists of common stocks, it is expected that the International Equity Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Foreign Securities Risk:  Foreign securities may involve investment risks different from those associated with domestic securities.  Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets.  There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.  Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the International Equity Fund’s portfolio securities for the long-term, the International Equity Fund may sell portfolio securities without regard to the length of time they have been held.  The International Equity Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the International Equity Fund.

Performance Information

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Equity Fund by showing changes in the International Equity Fund’s performance from year to year and by showing how the International Equity Fund’s average annual total returns compare to that of a broad-based securities market index.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The International Equity Fund’s past performance is not necessarily an indication of how the International Equity Fund will perform in the future.  Updated information on the International Equity Fund’s results can be obtained by visiting http://browncapital.com/int-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period

Highest return for a quarter	28.60%	Quarter ended June 30, 2009
Lowest return for a quarter	-23.81%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	5.00%	Quarter ended June 30, 2012

Average Annual Total Returns Periods Ended December 31, 2010
Average Annual Total Returns The Brown Capital Management International Equity Fund	1 Year	5 Years	10 Years
Investor Shares	(16.12%)	(7.09%)	2.47%
Investor Shares After taxes on distributions	(16.45%)	(8.32%)	1.72%
Investor Shares After taxes on distributions and sale of shares	(10.37%)	(6.02%)	2.05%
Investor Shares MSCI EAFE�� International Gross Index	(11.73%)	(4.26%)	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 30, 2012
Registrant Name	dei_EntityRegistrantName	Brown Capital Management Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0000869351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 30, 2012
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
The Brown Capital Management Mid-Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management mid-cap fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b 1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[4]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,750
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap�� Growth Index.  On June 29, 2012, the market value of companies in the Russell Midcap�� Growth Index ranged from approximately $1.99 billion to approximately $55.65 billion. The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market’s earnings growth rate.  This determination is generated from fundamental analysis and the Advisor’s assessment of the company’s growth prospects over the next three to five years.  Second, the company’s stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings (“P/E”) multiple to Advisor-forecasted earnings per share (“EPS”) targets.

The foundation of the Advisor’s investment process is fundamental analysis that principally includes:

  financial statement analysis;
  management interviews;
  industry analysis; and
  competitor analysis.

This analysis represents approximately 80% of the Advisor’s investment approach.  Companies are identified through Advisor-developed quantitative screens including:

  historical EPS growth;
  return on equity; and
  debt-to-total capital.

Companies may also be identified through a number of other means including:

  external research sources;
  investment conferences;
  in-office management visits; and
  industry trends.

Critical to the Advisor’s assessment of a company’s future growth prospects is an understanding of what internal and external factors drove the company’s historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

The Advisor typically sells securities from the Mid-Cap Fund’s portfolio when the Advisor determines that a company’s future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.  Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Mid-Cap Fund’s portfolio consists of common stocks, it is expected that the Mid-Cap Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Mid-Cap Fund’s portfolio securities for the long-term, the Mid-Cap Fund may sell portfolio securities without regard to the length of time they have been held.  The Mid-Cap Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Mid-Cap Fund.

Risk Lose Money	rr_RiskLoseMoney	An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance from year to year and by showing how the Mid-Cap Fund’s average annual total returns compare to that of two broad-based securities market indexes.  The bar chart and table show the Mid-Cap Fund’s annual returns for Investor  Shares of the Fund.  Investor Shares are not offered by this Prospectus.  Institutional Shares, offered by this Prospectus, do not yet have a full calendar year of performance.  The returns for Institutional Shares will differ from the Investor Shares results in the bar chart and table because the expenses of the classes differ.  The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated information on the Mid-Cap Fund’s results can be obtained by visiting:  http://browncapital.com/mid-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://browncapital.com/mid-funds-overview.html
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns
Annual Return 2003	rr_AnnualReturn2003	34.03%
Annual Return 2004	rr_AnnualReturn2004	6.35%
Annual Return 2005	rr_AnnualReturn2005	8.55%
Annual Return 2006	rr_AnnualReturn2006	5.16%
Annual Return 2007	rr_AnnualReturn2007	11.60%
Annual Return 2008	rr_AnnualReturn2008	(25.58%)
Annual Return 2009	rr_AnnualReturn2009	42.19%
Annual Return 2010	rr_AnnualReturn2010	27.04%
Annual Return 2011	rr_AnnualReturn2011	(1.81%)
Bar Chart Closing	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period

Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	3.34%	Quarter ended June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2011
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional Shares of the Mid-Cap Fund commenced operations on December 15, 2011.

1 Year	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
The Brown Capital Management Mid-Cap Fund | Institutional Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
5 Years	rr_AverageAnnualReturnYear05	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
The Brown Capital Management Mid-Cap Fund | Institutional Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	6.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
The Brown Capital Management Mid-Cap Fund | Institutional Shares | S&P MidCap 400�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
The Brown Capital Management Mid-Cap Fund | Institutional Shares | Russell Midcap�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
The Brown Capital Management Mid-Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management mid-cap fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b 1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[4]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,024
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “mid-cap” companies.  The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap�� Growth Index.  On June 29, 2012, the market value of companies in the Russell Midcap�� Growth Index ranged from approximately $1.99 billion to approximately $55.65 billion.  The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market’s earnings growth rate.  This determination is generated from fundamental analysis and the Advisor’s assessment of the company’s growth prospects over the next three to five years.  Second, the company’s stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings (“P/E”) multiple to Advisor-forecasted earnings per share (“EPS”) targets.

The foundation of the Advisor’s investment process is fundamental analysis that principally includes:

  financial statement analysis;
  management interviews;
  industry analysis; and
  competitor analysis.

This analysis represents approximately 80% of the Advisor’s investment approach.  Companies are identified through Advisor-developed quantitative screens including:

  historical EPS growth;
  return on equity; and
  debt-to-total capital.

Companies may also be identified through a number of other means including:

  external research sources;
  investment conferences;
  in-office management visits; and
  industry trends.

Critical to the Advisor’s assessment of a company’s future growth prospects is an understanding of what internal and external factors drove the company’s historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

The Advisor typically sells securities from the Mid-Cap Fund’s portfolio when the Advisor determines that a company’s future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.  Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Mid-Cap Fund’s portfolio consists of common stocks, it is expected that the Mid-Cap Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Mid-Cap Fund’s portfolio securities for the long-term, the Mid-Cap Fund may sell portfolio securities without regard to the length of time they have been held.  The Mid-Cap Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Mid-Cap Fund.

Risk Lose Money	rr_RiskLoseMoney	An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Mid-Cap Fund by showing changes in the Mid-Cap Fund’s performance from year to year and by showing how the Mid-Cap Fund’s average annual total returns compare to that of two broad-based securities market indexes.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.  Updated information on the Mid-Cap Fund’s results can be obtained by visiting:  http://browncapital.com/mid-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://browncapital.com/mid-funds-overview.html
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid-Cap Fund’s past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns
Annual Return 2003	rr_AnnualReturn2003	34.03%
Annual Return 2004	rr_AnnualReturn2004	6.35%
Annual Return 2005	rr_AnnualReturn2005	8.55%
Annual Return 2006	rr_AnnualReturn2006	5.16%
Annual Return 2007	rr_AnnualReturn2007	11.60%
Annual Return 2008	rr_AnnualReturn2008	(25.58%)
Annual Return 2009	rr_AnnualReturn2009	42.19%
Annual Return 2010	rr_AnnualReturn2010	27.04%
Annual Return 2011	rr_AnnualReturn2011	(1.81%)
Bar Chart Closing	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period

Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	3.34%	Quarter ended June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2011
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

1 Year	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
The Brown Capital Management Mid-Cap Fund | Investor Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
5 Years	rr_AverageAnnualReturnYear05	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
The Brown Capital Management Mid-Cap Fund | Investor Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	6.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
The Brown Capital Management Mid-Cap Fund | Investor Shares | S&P MidCap 400�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
The Brown Capital Management Mid-Cap Fund | Investor Shares | Russell Midcap�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
The Brown Capital Management Small Company Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management small company fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b 1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[2]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance.  During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”).  The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

While the Small Company Fund is managed in a benchmark agnostic manner, the Small Company Fund is commonly compared to the Russell 2000 Growth and Russell 2000 Indices.   Both of these benchmarks are widely-recognized unmanaged indices of small capitalization common stocks.

The Advisor believes that:

·         a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and

·         an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

·         contains elements of traditional dividend discount and earnings yield models;

·         establishes relative valuation for equity markets; and

·         determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

·         sustainable revenue growth;

·         adequate resources to establish and defend a viable product or service market, and market share;

·         sufficient profitability to support long term growth; and

·         management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Small Company Fund’s portfolio securities for the long-term, the Small Company Fund may sell portfolio securities without regard to the length of time they have been held.  The Small Company Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Small Company Fund.

Risk Lose Money	rr_RiskLoseMoney	An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes.  The bar chart and table show the Small Company Fund’s annual returns for Investor Shares of the Fund.  Investor Shares are not offered by this Prospectus.  Institutional Shares, offered by this Prospectus, do not yet have a full calendar year of performance.  The returns for Institutional Shares will differ from Investor Shares results in the bar chart and table because the expenses of the classes differ.  The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.  Updated information on the Small Company Fund’s results can be obtained by visiting http://browncapital.com/small-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://browncapital.com/small-funds-overview.html
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns
Annual Return 2002	rr_AnnualReturn2002	(40.35%)
Annual Return 2003	rr_AnnualReturn2003	41.71%
Annual Return 2004	rr_AnnualReturn2004	0.24%
Annual Return 2005	rr_AnnualReturn2005	4.83%
Annual Return 2006	rr_AnnualReturn2006	15.67%
Annual Return 2007	rr_AnnualReturn2007	21.17%
Annual Return 2008	rr_AnnualReturn2008	(30.14%)
Annual Return 2009	rr_AnnualReturn2009	45.57%
Annual Return 2010	rr_AnnualReturn2010	22.56%
Annual Return 2011	rr_AnnualReturn2011	0.11%
Bar Chart Closing	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period

Highest return for a quarter	21.93%	Quarter ended June 30, 2003
Lowest return for a quarter	-26.95%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	9.55%	Quarter ended June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel
Year-to-date return as of most recent quarter

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2011
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Institutional Shares of the Small Company Fund commenced operations on December 15, 2011.

1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	8.62%
10 Years	rr_AverageAnnualReturnYear10	4.50%
The Brown Capital Management Small Company Fund | Institutional Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	4.16%
The Brown Capital Management Small Company Fund | Institutional Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	7.41%
10 Years	rr_AverageAnnualReturnYear10	3.85%
The Brown Capital Management Small Company Fund | Institutional Shares | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
The Brown Capital Management Small Company Fund | Institutional Shares | Russell 2000�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
The Brown Capital Management Small Company Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management small company fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b 1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1],[2]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance.  During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, (“small companies”).  The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies.

While the Small Company Fund is managed in a benchmark agnostic manner, the Small Company Fund is commonly compared to the Russell 2000 Growth and Russell 2000 Indices.   Both of these benchmarks are widely-recognized unmanaged indices of small capitalization common stocks.

The Advisor believes that:

·         a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and

·         an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

·         contains elements of traditional dividend discount and earnings yield models;

·         establishes relative valuation for equity markets; and

·         determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

·         sustainable revenue growth;

·         adequate resources to establish and defend a viable product or service market, and market share;

·         sufficient profitability to support long term growth; and

·         management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the Small Company Fund’s portfolio securities for the long-term, the Small Company Fund may sell portfolio securities without regard to the length of time they have been held.  The Small Company Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Small Company Fund.

Risk Lose Money	rr_RiskLoseMoney	An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.  Updated information on the Small Company Fund’s results can be obtained by visiting http://browncapital.com/small-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://browncapital.com/small-funds-overview.html
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Company Fund’s past performance is not necessarily an indication of how the Small Company Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns
Annual Return 2002	rr_AnnualReturn2002	(40.35%)
Annual Return 2003	rr_AnnualReturn2003	41.71%
Annual Return 2004	rr_AnnualReturn2004	0.24%
Annual Return 2005	rr_AnnualReturn2005	4.83%
Annual Return 2006	rr_AnnualReturn2006	15.67%
Annual Return 2007	rr_AnnualReturn2007	21.17%
Annual Return 2008	rr_AnnualReturn2008	(30.14%)
Annual Return 2009	rr_AnnualReturn2009	45.57%
Annual Return 2010	rr_AnnualReturn2010	22.56%
Annual Return 2011	rr_AnnualReturn2011	0.11%
Bar Chart Closing	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period

Highest return for a quarter	21.93%	Quarter ended June 30, 2003
Lowest return for a quarter	-26.95%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	9.55%	Quarter ended June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2011
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	8.62%
10 Years	rr_AverageAnnualReturnYear10	4.50%
The Brown Capital Management Small Company Fund | Investor Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	4.16%
The Brown Capital Management Small Company Fund | Investor Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	7.41%
10 Years	rr_AverageAnnualReturnYear10	3.85%
The Brown Capital Management Small Company Fund | Investor Shares | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
The Brown Capital Management Small Company Fund | Investor Shares | Russell 2000�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
The Brown Capital Management International Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management international equity fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b 1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.20%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[3]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.02%	[3]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance.  During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,571
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,422
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The International Equity Fund invests at least 80% of its assets in the equity securities of non-U.S. based companies, those companies domiciled outside the U.S.  The International Equity Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor seeks to purchase equity securities of those companies that the Advisor feels are undervalued relative to their long-term potential in the securities markets.  The Advisor utilizes an analysis that seeks to identify those companies trading at a discount to their long-term earnings potential and/or present value of assets held by the company which may be realized.

The Advisor looks at the fundamental characteristics of each company individually, using analysis that includes:

·         relative valuation within an industry sector, and between countries or economic markets;

·         fundamental analysis of the company;

·         long term forecasting of earnings and asset values;

·         fundamental analysis of the country in which the company operates, taking into consideration the macroeconomic, regulatory and political trends within that country;

·         use of investment industry research; and

·         use of direct local contacts in various countries, discussions with company personnel, and company visits.

In constructing and managing the International Equity Fund, the following additional restrictions are used:

·         no individual country will represent more than 25% at cost of the International Equity Fund’s total assets;

·         no more than 15% at cost of the International Equity Fund’s total assets will be invested in emerging market securities;

·         no individual industry will represent more than 20% at cost of the International Equity Fund’s total assets; and

·         no individual security will represent more than 5% at cost of the International Equity Fund’s total assets.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the International Equity Fund will be successful in meeting its investment objective.  Generally, the International Equity Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets.

  Investment Style Risk:  The performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the International Equity Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the International Equity Fund’s portfolio consists of common stocks, it is expected that the International Equity Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Foreign Securities Risk:  Foreign securities may involve investment risks different from those associated with domestic securities.  Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets.  There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.  Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares.

  Portfolio Turnover Risk:  Although the Advisor intends to hold the International Equity Fund’s portfolio securities for the long-term, the International Equity Fund may sell portfolio securities without regard to the length of time they have been held.  The International Equity Fund’s portfolio turnover rate is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the International Equity Fund.

Risk Lose Money	rr_RiskLoseMoney	An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Equity Fund will be successful in meeting its investment objective.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Equity Fund by showing changes in the International Equity Fund’s performance from year to year and by showing how the International Equity Fund’s average annual total returns compare to that of a broad-based securities market index.  Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee.  The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares.  The International Equity Fund’s past performance is not necessarily an indication of how the International Equity Fund will perform in the future.  Updated information on the International Equity Fund’s results can be obtained by visiting http://browncapital.com/int-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://browncapital.com/int-funds-overview.html
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The International Equity Fund’s past performance is not necessarily an indication of how the International Equity Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns
Annual Return 2002	rr_AnnualReturn2002	(23.89%)
Annual Return 2003	rr_AnnualReturn2003	39.36%
Annual Return 2004	rr_AnnualReturn2004	21.39%
Annual Return 2005	rr_AnnualReturn2005	8.64%
Annual Return 2006	rr_AnnualReturn2006	31.78%
Annual Return 2007	rr_AnnualReturn2007	6.86%
Annual Return 2008	rr_AnnualReturn2008	(47.31%)
Annual Return 2009	rr_AnnualReturn2009	38.84%
Annual Return 2010	rr_AnnualReturn2010	5.59%
Annual Return 2011	rr_AnnualReturn2011	(16.12%)
Bar Chart Closing	rr_BarChartClosingTextBlock

Quarterly Returns During This Time Period

Highest return for a quarter	28.60%	Quarter ended June 30, 2009
Lowest return for a quarter	-23.81%	Quarter ended September 30, 2002
Year-to-date return as of most recent quarter	5.00%	Quarter ended June 30, 2012

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2010
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

1 Year	rr_AverageAnnualReturnYear01	(16.12%)
5 Years	rr_AverageAnnualReturnYear05	(7.09%)
10 Years	rr_AverageAnnualReturnYear10	2.47%
The Brown Capital Management International Equity Fund | Investor Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.45%)
5 Years	rr_AverageAnnualReturnYear05	(8.32%)
10 Years	rr_AverageAnnualReturnYear10	1.72%
The Brown Capital Management International Equity Fund | Investor Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.37%)
5 Years	rr_AverageAnnualReturnYear05	(6.02%)
10 Years	rr_AverageAnnualReturnYear10	2.05%
The Brown Capital Management International Equity Fund | Investor Shares | MSCI EAFE�� International Gross Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
10 Years	rr_AverageAnnualReturnYear10	5.12%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[3]	The Advisor has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.75% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the International Equity Fund being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[4]	The Advisor has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2013. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.